18. Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Generation | General equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.25%	6.33%
Generation | Machinery and equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.56%	3.59%
Generation | Generators
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.34%	3.21%
Generation | Reservoirs, dams and aqueducts
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.21%	2.11%
Generation | Hydraulic turbines
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.60%	2.61%
Generation | Gas and steam turbines
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	2.00%	2.30%
Generation | Water cooling and treatment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	4.00%	4.00%
Generation | Gas conditioner
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	4.00%	4.00%
Generation | Wind power plant unit
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.71%	3.85%
Central management | Buildings
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	3.35%	3.33%
Central management | Machinery and office equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.25%	6.25%
Central management | Furniture and fixtures
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	6.25%	6.25%
Central management | Vehicles
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	14.29%	14.29%
Telecommunications | Transmission equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	4.77%	6.36%
Telecommunications | Terminal equipment
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	9.96%	12.09%
Telecommunications | Infrastructure
DisclosureOfAverageDepreciationRatesLineItems [Line Items]
Average rate of depreciation	10.37%	7.45%